Acquisitions and divestitures - Boston Metal (Details) $ in Millions	1 Months Ended
Feb. 28, 2021 USD ($)
Boston Metal | Investment made
Disclosure of non-adjusting events after reporting period [line items]
Investment to acquire minority interest	$ 6